UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: March31, 2013

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one):
[  ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Goldman Capital Management Inc.
Address: 767 Third Ave. 25th Fl
               New York NY 10017

Form 13F File Number:  028-10731

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Neal I Goldman
Title:           President
Telephone:  212-676-5571

Signature, Place and Date of Signing:

Neal I Goldman, New York, NY,  April 26, 2013
Report Type (Check only one):
[ X ] 13F HOLDINGS REPORT
[     ] 13F Notice
[     ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manger:
None

Form 13F Summary Page

Report Summary:
Number of Other Included Managers:  -0-
Form 13F Information Table Entry Total:     32
Form 13F Information Table Value Total:     129,921

Goldman Capital Management Inc.
Form 13F-3/13


							Value		Shares/	Sh/	Put/	Invstmt	Discretion	Voting Authority--------------------
Name of Issuer			Title ofCUSIP		(x$1000)	  		Call				Sole	Shared	None
 				Class	 	 	 		 			Sole	Shared	None

Abaxis Inc			COM	002567105	591		12500	SH		12500			12500
American Safety Insurance Hold	COM	G02995101	7622		305366	SH		305366			305366
Bacterin Intl Holdings Inc	COM	05644R101	1200		1455000	SH		1455000			1455000
Charles & Colvard Ltd		COM	159765106	3618		937334	SH		937334			937334
Columbia Laboratories Inc	COM	197779101	1975		3336000	SH		3336000			3336000
Commtouch Software Ltd		COM	M25596202	2485		854000	SH		854000			854000
Crexendo Inc.			COM	226552107	1788		706627	SH		706627			706627
Crossroads Systems inc		COM	22765D209	379		170000	SH		170000			170000
Cytori Therapeutics Inc		COM	23283K105	504		201000	SH		201000			201000
Deep Down Inc			COM	24372A107	1605		823000	SH		823000			823000
Dot Hill Sys Corp		COM	25848T109	5833		5302893	SH		5302893			5302893
Edgen Group Inc Cl A		COM	28014Q107	434		60000	SH		60000			60000
Emrise Corp			COM	29246J101	55		100000	SH		100000			100000
Graphon Inc			COM	388707101	630		1000000	SH		1000000			1000000
Icg Group Inc			COM	44928D108	5385		431500	SH		431500			431500
Imageware Systems Inc.		COM	45245S108	33518		29662245SH		29662245		29662245
Information Services Group Inc.	COM	45675Y104	1806		893906	SH		893906			893906
Lifetime Brands Inc		COM	53222Q103	6717		588716	SH		588716			588716
Local.comCorp			COM	53954R105	1976		1162398	SH		1162398			1162398
Mattersight Corp		COM	577097108	472		110000	SH		110000			110000
Mdc Partners Inc New Cl A Subo	COM	552697104	11230		694500	SH		694500			694500
Mosys Inc			COM	619718109	4356		924867	SH		924867			924867
Nova Measuring Instruments Ltd	COM	M7516K103	734		81531	SH		81531			81531
Park City Group Inc New		COM	700215304	4960		1340507	SH		1340507			1340507
Parkervision Inc		COM	701354102	547		150000	SH		150000			150000
Pfsweb Inc			COM	717098206	981		244700	SH		244700			244700
Photomedex Inc			COM	719358103	7736		480765	SH		480765			480765
Research Frontiers Inc		COM	760911107	3112		845573	SH		845573			845573
Star Scientific Inc 		COM	85517P101	6540		3939697	SH		3939697			3939697
Transgenomic			COM	89365K206	370		950000	SH		950000			950000
Trinity Biotech Plc New ADR	COM	896438306	7083		419607	SH		419607			419607
Westmoreland Coal Corp		COM	960878106	3679		323870	SH		323870			323870


Total							129921